UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22532

Name of Fund:	Royce Global Value Trust, Inc.
Fund Address:	745 Fifth Avenue New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2017

Date of reporting period: 3/31/2017

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.6%

Australia – 1.8%
ALS	100,000	$469,096
Austal	95,500	126,224
Berkeley Energia [1]	56,800	32,112
Cochlear	5,500	568,236
IPH	145,000	539,498
NetComm Wireless [1]	26,700	31,618
Quintis	137,045	108,891
Seeing Machines [1]	1,676,800	84,035

Total		1,959,710

Austria – 0.9%
Mayr-Melnhof Karton	7,900	919,885
UBM Development	1,800	62,216

Total		982,101

Belgium – 0.1%
Barco	1,100	110,190

Total		110,190

Bermuda – 1.4%
Lazard Cl. A	32,600	1,499,274

Total		1,499,274

Brazil – 1.7%
BM&FBOVESPA	32,847	202,397
Brasil Brokers Participacoes [1]	205,000	112,630
Minerva [1]	52,500	163,675
OdontoPrev	200,000	721,906
T4F Entretenimento	44,000	90,091
TOTVS	63,000	558,439

Total		1,849,138

Canada – 8.2%
Agnico Eagle Mines [2,3]	5,000	212,200
AGT Food and Ingredients	6,000	140,677
Altus Group	5,900	129,105
Cameco Corporation [3]	24,500	271,215
Canaccord Genuity Group [1]	92,000	352,130
Canfor Corporation [1]	17,000	231,763
Computer Modelling Group	108,000	840,546
Dream Global Real Estate
Investment Trust	14,700	106,338
Dundee Corporation Cl. A [1]	80,000	244,840
E-L Financial	1,200	739,031
Exco Technologies	23,500	202,688
FirstService Corporation	10,300	621,090
Franco-Nevada Corporation [2,3]	10,200	668,202
Genworth MI Canada	13,000	359,447
Gluskin Sheff + Associates	23,000	304,049
Magellan Aerospace	18,800	276,377
Major Drilling Group International [1]	110,500	586,630
Morneau Shepell	35,000	525,586
Pan American Silver [3]	31,800	557,136
Questor Technology [1]	94,500	54,006
Sandstorm Gold [1]	14,200	60,634
Solium Capital [1]	24,800	141,730
Sprott	280,600	470,533
Western Forest Products	123,100	200,870
Winpak	13,500	539,046

Total		8,835,869

China – 0.7%
China Communications Services	118,400	77,547
TravelSky Technology	250,000	590,619
Xtep International Holdings	191,600	75,442

Total		743,608

Cyprus – 0.3%
Globaltrans Investment GDR	42,000	302,400

Total		302,400

Denmark – 2.2%
Chr. Hansen Holding	9,000	577,664
Coloplast Cl. B	7,000	546,561
SimCorp	14,000	843,180
Zealand Pharma [1]	24,000	387,175

Total		2,354,580

Finland – 0.1%
Vaisala Cl. A	1,800	67,247

Total		67,247

France – 4.2%
Groupe Crit	700	54,424
HighCo	16,200	111,470
Interparfums	15,000	497,502
Manutan International	900	66,824
Neurones	22,250	567,297
Rothschild & Co	33,000	945,766
Thermador Groupe	10,500	1,008,126
Vetoquinol	10,000	563,057
Virbac [1]	4,500	704,488

Total		4,518,954

Georgia – 0.1%
BGEO Group	2,200	88,811

Total		88,811

Germany – 4.4%
Allgeier	3,700	77,581
CANCOM	3,700	208,923
Carl Zeiss Meditec	17,500	746,387
CompuGroup Medical	12,500	556,336
Fielmann	9,000	695,511
HolidayCheck Group [1]	25,100	68,441
KWS Saat	2,500	775,964
MorphoSys [1]	6,000	352,492
mutares	5,000	73,609
PNE Wind	51,600	141,305
STRATEC Biomedical	15,000	900,112
VIB Vermoegen	4,900	111,760

Total		4,708,421

Greece – 0.2%
Aegean Marine Petroleum Network	5,000	60,250
Hellenic Exchanges - Athens Stock
Exchange	28,000	138,001

Total		198,251

Hong Kong – 2.2%
Anxin-China Holdings [1,4]	2,500,000	9,329
China Metal International Holdings	430,000	135,006
First Pacific	180,000	130,631
HKBN	105,900	118,416
I.T	365,800	158,624
Oriental Watch Holdings	465,900	107,310
Pico Far East Holdings	470,500	189,496
Television Broadcasts	54,000	218,182
Value Partners Group	1,325,000	1,261,661

Total		2,328,655

India – 2.2%
Bajaj Finance	60,000	1,084,731
IIFL Holdings	14,800	91,282
Kewal Kiran Clothing	6,500	173,674
Manappuram Finance	55,100	83,496
Quess Corporation [1]	7,200	75,953
SH Kelkar & Company [1]	85,000	387,595
Vakrangee	90,000	455,995

Total		2,352,726

Indonesia – 0.6%
Selamat Sempurna	8,000,000	651,383

Total		651,383

Ireland – 0.8%
Ardmore Shipping [3]	12,300	99,015
Irish Continental Group	43,700	230,765
Irish Residential Properties REIT	148,481	196,415
Keywords Studios	37,500	303,985

Total		830,180

Israel – 0.2%
Nova Measuring Instruments [1,3]	7,500	139,425
Sarine Technologies	86,800	119,448

Total		258,873

Italy – 0.8%
Banca Sistema	47,800	139,211
DiaSorin	11,000	742,813

Total		882,024

Japan – 10.3%
Ai Holdings	30,000	712,746
Ateam	4,900	117,119
BML	2,600	57,241
C. Uyemura & Co.	1,300	70,763
EM Systems	4,500	73,080
en-japan	3,100	69,056
GCA	11,000	93,470
G-Tekt	3,100	54,771
Horiba	13,500	723,929
Inabata & Co.	6,500	79,228
Investors Cloud	2,600	109,530
Itochu Techno-Solutions	3,000	88,116
Kenedix	16,900	67,248
Kenko Mayonnaise	2,300	56,545
Kintetsu World Express	4,000	60,433
Leopalace21	10,600	54,747
Mandom Corporation	1,600	75,020
Maruwa Unyu Kikan	1,900	43,690
Meitec Corporation	28,300	1,148,981
Miraca Holdings	1,400	64,385
MISUMI Group	50,800	918,078
Nabtesco	2,400	63,595
Nifco	1,300	65,274
Nihon Kohden	35,000	782,493
NS Solutions	4,900	105,896
Open House	2,900	69,394
Outsourcing	2,200	87,344
Pressance	3,700	44,534
Relo Group	73,000	1,210,437
Ryobi	16,100	69,994
Santen Pharmaceutical	80,000	1,158,358
Shimano	3,500	510,869
SPARX Group	55,100	104,429
Sugi Holdings	12,000	550,795
Sun Frontier Fudousan	7,300	63,604
Tokai Corporation	1,800	65,804
Tokuyama Corporation [1]	19,800	95,683
Trancom	1,700	87,955
USS	62,500	1,041,947
Yumeshin Holdings	13,500	98,464
Zenkoku Hosho	4,000	136,172

Total		11,151,217

Mexico – 0.5%
Bolsa Mexicana de Valores	250,000	415,281
Rassini	23,400	104,863

Total		520,144

Netherlands – 0.1%
Constellium Cl. A [1]	8,900	57,850

Total		57,850

New Zealand – 0.7%
Fisher & Paykel Healthcare	100,891	686,028
New Zealand Refining	43,100	71,907

Total		757,935

Norway – 1.0%
Nordic Semiconductor [1]	28,300	103,164
NRC Group [1]	10,900	71,726
TGS-NOPEC Geophysical	42,200	894,505

Total		1,069,395

Philippines – 0.2%
Integrated Micro-Electronics	756,900	110,122
Universal Robina	22,500	73,318

Total		183,440

Poland – 0.3%
Warsaw Stock Exchange	33,000	369,385

Total		369,385

Singapore – 1.5%
ARA Asset Management	600,000	763,484
CSE Global	320,300	121,356
Duty Free International	402,200	112,134
XP Power	25,000	660,905

Total		1,657,879

South Africa – 0.7%
Adcock Ingram Holdings	24,100	111,821
Coronation Fund Managers	59,000	278,108
JSE	15,000	144,072
Net 1 UEPS Technologies [1]	10,500	128,415
Raubex Group	46,100	87,690

Total		750,106

South Korea – 0.5%
Koh Young Technology	4,100	188,080
KT Skylife	11,600	171,153
Modetour Network	5,400	186,631

Total		545,864

Spain – 0.1%
Atento [1,3]	16,400	150,060

Total		150,060

Sweden – 2.1%
AcadeMedia [1]	18,200	113,234
Addtech Cl. B	53,960	894,250
Bravida Holding	100,000	648,390
Byggmax Group	21,400	146,876
Dustin Group	24,000	180,790
Hoist Finance	8,000	70,084
Knowit	6,200	81,992
Proact IT Group	7,600	149,275

Total		2,284,891

Switzerland – 3.9%
Burckhardt Compression Holding	3,500	947,811
dormakaba Holding	800	636,550
LEM Holding	600	559,477
Partners Group Holding	1,600	860,181
VZ Holding	4,600	1,262,916

Total		4,266,935

Taiwan – 1.2%
Chipbond Technology	50,700	81,040
Egis Technology [1]	9,600	77,832
Flytech Technology	32,780	108,574
Gourmet Master	10,300	97,424
Posiflex Technology	17,404	97,796
Realtek Semiconductor	28,800	102,984
Shih Her Technologies	85,600	84,916
Sinmag Equipment	19,700	90,246
Sitronix Technology	40,400	131,283
Sporton International	26,997	158,819
Taiwan Paiho	42,500	145,670
TCI	26,800	151,477

Total		1,328,061

Turkey – 0.1%
Tat Gida Sanayi	74,700	155,794

Total		155,794

United Kingdom – 12.4%
Abcam	30,000	310,281
Ashmore Group	279,000	1,235,692
AVEVA Group	18,500	451,984
Avon Rubber	8,700	104,806
Berendsen	55,000	505,107
BrainJuicer Group	6,700	66,106
Character Group	11,400	69,273
Clarkson	41,300	1,345,365
Computacenter	15,600	145,710
Connect Group	68,500	115,647
Consort Medical	64,800	841,107
Conviviality	63,900	218,164
Diploma	30,000	398,046
dotdigital group	189,700	161,619
Elementis	175,000	634,093
Epwin Group	47,500	61,670
Equiniti Group	200,000	491,137
Exova Group	175,000	541,566
Ferroglobe	41,100	424,563
Ferroglobe (Warranty Insurance Trust) [1,4]	41,100	0
Finsbury Food Group	66,400	88,184
Hilton Food Group	19,200	155,279
Inspired Energy	568,400	113,054
ITE Group	325,000	655,580
Jupiter Fund Management	36,000	192,145
Norcros	64,360	122,568
Pendragon	258,000	113,137
Polypipe Group	60,000	286,413
Rank Group	48,300	126,295
Real Estate Investors	99,300	74,026
Rotork	160,000	487,729
Spirax-Sarco Engineering	18,000	1,075,515
Stallergenes Greer [1]	10,800	367,534
Victrex	40,000	952,204
Xaar	115,000	511,497

Total		13,443,096

United States – 32.6%
Air Lease Cl. A	30,700	1,189,625
Brooks Automation [3]	18,100	405,440
Century Casinos [1]	21,400	161,784
CIRCOR International	9,000	534,960
Cognex Corporation	17,100	1,435,545
Coherent [1]	5,000	1,028,200
Commercial Metals	42,000	803,460
Copart [1]	18,600	1,151,898
Diebold Nixdorf [2,3]	28,800	884,160
Diodes [1]	20,500	493,025
DST Systems	5,800	710,500
EnerSys [3]	11,000	868,340
Expeditors International of Washington [2,3]	13,300	751,317
FLIR Systems [2,3]	14,100	511,548
Greif Cl. A [3]	8,700	479,283
Innospec [3]	12,457	806,591
Kadant	7,800	462,930
KBR [3]	73,400	1,103,202
Kirby Corporation [1,2,3]	32,900	2,321,095
Lindsay Corporation	13,700	1,207,244
Littelfuse	5,000	799,550
ManpowerGroup	11,000	1,128,270
MBIA [1]	80,300	680,141
Nanometrics [1,3]	44,500	1,355,470
National Instruments [3]	19,000	618,640
Oaktree Capital Group LLC Cl. A	10,400	471,120
Popular	13,100	533,563
Quaker Chemical [3]	8,400	1,105,944
Raven Industries	50,000	1,452,500
Rogers Corporation [1,3]	6,000	515,220
Schnitzer Steel Industries Cl. A [3]	19,100	394,415
SEACOR Holdings [1]	20,200	1,397,638
SEI Investments [3]	40,600	2,047,864
Sensient Technologies [2,3]	9,500	752,970
Signet Jewelers	5,500	380,985
Standard Motor Products	11,200	550,368
Sun Hydraulics [3]	15,139	546,669
Tennant Company [3]	11,600	842,740
Valmont Industries	4,500	699,750
Virtu Financial Cl. A	74,300	1,263,100
World Fuel Services	12,000	435,000

Total		35,282,064

Uruguay – 0.3%
Arcos Dorados Holdings Cl. A [1]	46,800	376,740

Total		376,740

TOTAL COMMON STOCKS
(Cost $98,806,876)		109,873,251

REPURCHASE AGREEMENT – 5.5%
Fixed Income Clearing Corporation, 0.09% dated 3/31/17, due 4/3/17, maturity value $5,892,044 (collateralized by obligations of various U.S. Government Agencies, 2.00% due 2/15/23, valued at $6,010,374) (Cost $5,892,000)		5,892,000

TOTAL INVESTMENTS – 107.1%
(Cost $104,698,876)		115,765,251

LIABILITIES LESS CASH
AND OTHER ASSETS – (7.1)%		(7,652,064)

NET ASSETS – 100.0%		$108,113,187

[1]	Non-income producing.
[2]	At March 31, 2017, a portion of these securities were rehypothecated in connection with the revolving credit agreement in the aggregate amount of $3,571,462.
[3]	All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2017. Total market value of pledged securities at March 31, 2017, was $13,861,074.
[4]
Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $104,765,385. At March 31, 2017, net unrealized appreciation for all securities was $10,999,866, consisting of aggregate gross unrealized appreciation of $18,143,751 and aggregate gross unrealized depreciation of $7,143,885. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$109,593,481	$ 270,441	$9,329	$109,873,251
Cash Equivalents	–	5,892,000	–	5,892,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the three months ended March 31, 2017, securities valued at $60,198,506 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

		Unrealized
	Balance as of 12/31/16	Gain (Loss)	Balance as of 3/31/17

Common Stocks	$9,349	$(20)	$9,329

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2017 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of March 31, 2017, the Fund has outstanding borrowings of $8,000,000. During the period ended March 31, 2017, the Fund borrowed an average daily balance of $8,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Global Value Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: May 26, 2017

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Global Value Trust, Inc.
Date: May 26, 2017